LOANS AND BORROWINGS	12 Months Ended
Jun. 30, 2024
LOANS AND BORROWINGS [Abstract]
LOANS AND BORROWINGS
11.	LOANS AND BORROWINGS

	2024	2023
	US$	US$
Current
Lease liabilities	439,382	376,655
Other loans and borrowings	6,373	5,971
Total current loans and borrowings	445,755	382,626

Non-current
Lease liabilities	1,026,398	567,796
Other loans and borrowings	18,520	24,892
Total non-current loans and borrowings	1,044,918	592,688

Total loans and borrowings	1,490,673	975,314

(a)	Reconciliation

	Balance at July 1, 2023	Additions	Repayments	Balance at June 30, 2024
	US$	US$	US$	US$
Lease liabilities	944,451	939,195	(417,866)	1,465,780
Other loans and borrowings	30,863	-	(5,970)	24,893
Total loans and borrowings	975,314	939,195	(423,836)	1,490,673